UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3158

Smith Barney Fundamental Value Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: December 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

FORM N-Q
DECEMBER 31, 2005

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 94.9%
CONSUMER DISCRETIONARY — 15.5%
Auto Components — 1.0%
1,488,800	Lear Corp.	$42,371,248

Hotels, Restaurants & Leisure — 1.2%
1,021,900	Carnival Corp.	54,640,993

Leisure Equipment & Products — 2.1%
2,700,000	Hasbro Inc.	54,486,000
2,329,100	Mattel Inc.	36,846,362

	Total Leisure Equipment & Products	91,332,362

Media — 9.8%
189,000	CCE Spinco Inc. *	2,475,900
1,512,000	Clear Channel Communications Inc.	47,552,400
1,923,900	Comcast Corp., Special Class A Shares *	49,424,991
6,454,400	Interpublic Group of Cos. Inc. *	62,284,960
5,271,700	News Corp., Class B Shares	87,562,937
3,847,600	Pearson PLC	45,462,162
4,238,600	Time Warner Inc.	73,921,184
2,828,200	Walt Disney Co.	67,791,954

	Total Media	436,476,488

Specialty Retail — 1.4%
1,508,900	Home Depot Inc.	61,080,272

	TOTAL CONSUMER DISCRETIONARY	685,901,363

CONSUMER STAPLES — 6.1%
Beverages — 0.6%
374,000	Molson Coors Brewing Co., Class B Shares	25,054,260

Food & Staples Retailing — 2.8%
297,600	Albertson's Inc.	6,353,760
2,625,800	Safeway Inc.	62,126,428
1,218,900	Wal-Mart Stores Inc.	57,044,520

	Total Food & Staples Retailing	125,524,708

Food Products — 2.7%
1,489,500	Kraft Foods Inc., Class A Shares	41,914,530
3,057,000	Unilever PLC	30,288,811
1,192,900	Unilever PLC, Sponsored ADR	47,859,148

	Total Food Products	120,062,489

	TOTAL CONSUMER STAPLES	270,641,457

ENERGY — 9.4%
Energy Equipment & Services — 3.4%
651,200	Baker Hughes Inc.	39,579,936
1,156,500	GlobalSantaFe Corp.	55,685,475
866,600	Halliburton Co.	53,694,536

	Total Energy Equipment & Services	148,959,947

Oil, Gas & Consumable Fuels — 6.0%
573,700	Anadarko Petroleum Corp.	54,358,075
131,500	BP PLC, Sponsored ADR	8,444,930
863,600	Chevron Corp.	49,026,572
369,600	ConocoPhillips	21,503,328
607,400	Exxon Mobil Corp.	34,117,658
1,013,500	Murphy Oil Corp.	54,718,865
1,893,600	Williams Cos. Inc.	43,874,712

	Total Oil, Gas & Consumable Fuels	266,044,140

	TOTAL ENERGY	415,004,087

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

SHARES	SECURITY	VALUE

FINANCIALS — 19.7%
Capital Markets — 3.1%
89,500	Goldman Sachs Group Inc.	$11,430,045
1,170,200	Merrill Lynch & Co. Inc.	79,257,646
888,705	State Street Corp.	49,269,805

	Total Capital Markets	139,957,496

Commercial Banks — 1.9%
6,214	Mitsubishi Tokyo Financial Group Inc.	84,343,400

Consumer Finance — 3.3%
1,500,100	American Express Co.	77,195,146
2,551,600	MBNA Corp.	69,275,940

	Total Consumer Finance	146,471,086

Diversified Financial Services — 2.7%
300,020	Ameriprise Financial Inc.	12,300,820
2,674,100	JPMorgan Chase & Co.	106,135,029

	Total Diversified Financial Services	118,435,849

Insurance — 5.3%
667,200	Ambac Financial Group Inc.	51,414,432
872,400	American International Group Inc.	59,523,852
816,700	Chubb Corp.	79,750,755
509,900	Hartford Financial Services Group Inc.	43,795,311

	Total Insurance	234,484,350

Thrifts & Mortgage Finance — 3.4%
882,000	MGIC Investment Corp.	58,053,240
2,284,500	PMI Group Inc.	93,824,415

	Total Thrifts & Mortgage Finance	151,877,655

	TOTAL FINANCIALS	875,569,836

HEALTH CARE — 11.1%
Biotechnology — 1.4%
422,700	Amgen Inc. *	33,334,122
4,194,548	Aphton Corp. *	1,468,092
1,250,000	Aphton Corp., Restricted Shares (b)(c)(d) *	428,750
375,000	Aphton Corp., Escrow Shares (b)(c)(d) *	111,562
2,023,664	Enzo Biochem Inc. *	25,133,907

	Total Biotechnology	60,476,433

Pharmaceuticals — 9.7%
1,650,600	Abbott Laboratories	65,083,158
851,900	Bentley Pharmaceuticals Inc. *	13,979,679
444,300	Eli Lilly & Co.	25,142,937
1,388,700	GlaxoSmithKline PLC, Sponsored ADR	70,101,576
1,415,700	Johnson & Johnson	85,083,570
1,111,110	NexMed Inc. *	855,555
911,700	Novartis AG, Sponsored ADR	47,846,016
2,044,400	Pfizer Inc.	47,675,408
1,644,500	Wyeth	75,762,115

	Total Pharmaceuticals	431,530,014

	TOTAL HEALTH CARE	492,006,447

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS — 7.5%
Aerospace & Defense — 4.4%
824,400	Boeing Co.	$57,905,856
1,292,100	Honeywell International Inc.	48,130,725
2,195,400	Raytheon Co.	88,145,310

	Total Aerospace & Defense	194,181,891

Airlines — 1.6%
4,323,000	Southwest Airlines Co.	71,026,890

Machinery — 1.5%
1,156,000	Caterpillar Inc.	66,782,120

	TOTAL INDUSTRIALS	331,990,901

INFORMATION TECHNOLOGY — 16.6%
Communications Equipment — 5.8%
5,080,300	Cisco Systems Inc. *	86,974,736
18,618,900	Lucent Technologies Inc. *	49,526,274
3,048,900	Motorola Inc.	68,874,651
2,751,900	Nokia Oyj, Sponsored ADR	50,359,770

	Total Communications Equipment	255,735,431

Computers & Peripherals — 1.0%
543,874	International Business Machines Corp.	44,706,443

Electronic Equipment & Instruments — 1.4%
1,885,000	Agilent Technologies Inc. *	62,751,650

IT Services — 0.0%
7,302	Enterasys Networks Inc. *	96,970

Semiconductors & Semiconductor Equipment — 5.7%
2,936,500	Applied Materials Inc.	52,680,810
957,700	Novellus Systems Inc. *	23,099,724
167,900	Samsung Electronics Co., Ltd., GDR (a)	55,323,050
7,529,443	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	74,616,780
1,450,586	Texas Instruments Inc.	46,520,293

	Total Semiconductors & Semiconductor Equipment	252,240,657

Software — 2.7%
3,294,500	Micromuse Inc. *	32,582,605
3,380,800	Microsoft Corp.	88,407,920

	Total Software	120,990,525

	TOTAL INFORMATION TECHNOLOGY	736,521,676

MATERIALS — 7.6%
Chemicals — 3.8%
1,237,900	Dow Chemical Co.	54,244,778
1,522,200	E.I. du Pont de Nemours & Co.	64,693,500
1,700,000	Engelhard Corp.	51,255,000
28,500	OM Group Inc. *	534,660

	Total Chemicals	170,727,938

Containers & Packaging — 0.4%
1,125,555	Smurfit-Stone Container Corp. *	15,949,114

Metals & Mining — 2.1%
1,876,100	Alcoa Inc.	55,476,277
1,021,500	RTI International Metals Inc. *	38,765,925
1,314,100	WGI Heavy Minerals Inc. *	1,352,477

	Total Metals & Mining	95,594,679

Paper & Forest Products — 1.3%
135,200	PT Toba Pulp Lestari Tbk, ADR (b)(c)*	0
857,000	Weyerhaeuser Co.	56,853,380

	Total Paper & Forest Products	56,853,380

	TOTAL MATERIALS	339,125,111

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
2,803,700	Vodafone Group PLC, Sponsored ADR	$60,195,439

UTILITIES— 0.0%
Independent Power Producers & Energy Traders—0.0%
411,200	Dynegy Inc., Class A Shares *	1,990,208

	TOTAL COMMON STOCKS
	(Cost — $3,277,190,015)	4,208,946,525

WARRANTS

WARRANTS(b) — 0.0%
360,000	Aphton Corp., Expires 3/31/08 (c)(d)*	0
600,000	Genelabs Technologies Inc., Expires 5/1/08*	1
1,000,000	Lynx Therapeutics Inc., Expires 4/29/07 (c)*	1

	TOTAL WARRANTS
	(Cost — $0)	2

SHARES

CONVERTIBLE PREFERRED STOCKS(b) — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Biotechnology — 0.1%
2,500	Aphton Corp. Series A (c)(d)*	1,715,000

INFORMATION TECHNOLOGY — 0.0%
Internet Software & Services — 0.0%
54,818	Webforia Inc., Series D (c)*	0

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $3,765,657)	1,715,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $3,280,955,672)	4,210,661,527

FACE
AMOUNT

SHORT-TERM INVESTMENT — 5.2%
Repurchase Agreement — 5.2%
$ 231,703,000	Interest in $972,036,000 joint tri-party repurchase agreement dated 12/30/05
	with Goldman, Sachs & Co., 4.270% due 1/3/06; Proceeds at maturity -
	$231,812,930; (Fully collateralized by various U.S. Treasury obligations,
	2.375% to 3.875% due 1/15/08 to 4/15/32; Market value - $245,698,639)
	(Cost — $231,703,000)	231,703,000

	TOTAL INVESTMENTS — 100.2% (Cost — $3,512,658,672#)	4,442,364,527
	Liabilities in Excess of Other Assets — (0.2)%	(7,376,595)

	TOTAL NET ASSETS — 100.0%	$4,434,987,932

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is restricted as to resale. The acquisition date, aggregate cost, per share value of the security and percentage of net assets which the security comprise at December 31, 2005 was March 31, 2003, $4,294,505, $0.01 and 0.05%, respectively.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR - American Depositary Receipt GDR - Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Fundamental Value Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Transactions With Affiliated Companies

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s outstanding voting securities. Transactions during the period ended December 31, 2005, with companies which are or were affiliated are as follows:

	Affiliate	Purchased		Sold
	Value at					Dividend	Value at	Realized
	9/30/05	Cost	Shares	Cost	Shares	Income	12/31/05	Gain/Loss

Aphton Corp.*	$2,603,759	$75,000	126,175	—	—	—	$1,468,092	—
Enzo Biochem Inc.	$31,083,479	—	—	—	—	—	$25,133,907	—
WGI Heavy Minerals Inc.	$808,462	$214,047	293,900	—	—	—	$1,352,477	—

* Represents payment in kind from Aphton Corp., Guaranteed Notes, 6.000% due 3/31/08.

3. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,045,538,244
Gross unrealized depreciation	(115,832,389)

Net unrealized appreciation	$929,705,855

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Fundamental Value Fund Inc.

By

R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2006

By

James M. Giallanza
Chief Financial Officer

Date:	February 28, 2006